Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Schedule of intangible assets

€ in thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
Year ended December 31, 2020
Opening net book value	1,629	38,183	1,953	48	41,813
Additions	48	401	—	86	535
Amortization charge	(569)	(2,723)	(194)	—	(3,486)
Disposals	—	(3,329)	(5)	—	(3,333)
Exchange rate differences	3	(108)	(16)	3	(119)
Closing net book value	1,112	32,423	1,737	137	35,409
As at December 31, 2020
Cost	5,589	80,183	9,851	137	95,759
Accumulated amortization and impairment	(4,477)	(47,759)	(8,113)	—	(60,350)
Closing net book value	1,112	32,423	1,737	137	35,409

€ in thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
Year ended December 31, 2021
Opening net book value	1,112	32,423	1,737	137	35,409
Additions	802	140	—	—	942
Amortization charge	(719)	(2,919)	(178)	—	(3,816)
Disposals	—	—	—	—	—
Exchange rate differences	22	123	21	(2)	165
Closing net book value	1,217	29,768	1,581	134	32,700
As at December 31, 2021
Cost	6,254	80,724	9,895	134	97,007
Accumulated amortization and impairment	(5,037)	(50,956)	(8,314)	—	(64,307)
Closing net book value	1,217	29,768	1,581	134	32,700